OTHER EXPENSE, NET - Accounts Receivables Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Balance at beginning of period	$ 12,667	$ 11,667
Provision during the period	1,457	1,000
Balance at end of period	$ 14,124	$ 12,667